MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML Total Return Bond Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-54 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-23-04

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated December 21, 2023 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 1, 2023, the following information replaces similar information found on page B-57 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust 2021-2023; since 2023 Trustee of 110 portfolios in fund complex	Trustee and President of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023; since 2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023; since 2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective December 1, 2023, Andrea Anastasio has resigned her position as President of the Trust and her information on page B-58 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-23-02